1
The Gabelli International Small Cap Fund
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.6%
CONSUMER STAPLES  — 18.9%
15,000 Austevoll Seafood ASA ............................. $ 105,108
4,500 Fevertree Drinks plc .................................. 65,885
9,000 Glanbia plc ............................................... 148,306
45,000 Hotel Chocolat Group plc† ........................ 70,552
3,300 Interparfums SA ....................................... 183,097
1,600 Laurent-Perrier ......................................... 202,146
2,500 Milbon Co. Ltd. ........................................ 69,477
32,000 PZ Cussons plc ........................................ 55,145
4,000 Sakata Seed Corp. .................................... 116,222
2,000 Viscofan SA ............................................. 122,101
1,138,039
MATERIALS  — 16.4%
4,000 Alamos Gold Inc., Cl. A ............................. 45,160
13,850 Alamos Gold Inc., Toronto, Cl. A ............... 156,217
8,000 Eldorado Gold Corp.† ............................... 71,280
9,544 Endeavour Mining plc ............................... 187,050
5,000 Labrador Iron Ore Royalty Corp. ............... 118,351
4,000 MAG Silver Corp.† .................................... 41,347
9,000 Osisko Gold Royalties Ltd. ........................ 105,688
75,000 Perseus Mining Ltd. ................................. 78,311
15,000 Treatt plc .................................................. 92,789
80,000 Westgold Resources Ltd.† ........................ 86,099
982,292
HEALTH CARE  — 15.8%
12,212 AddLife AB, Cl. B ...................................... 72,070
1,300 Bachem Holding AG ................................. 95,887
1,800 Gerresheimer AG ...................................... 188,606
7,000 Mani Inc. .................................................. 84,879
230 Siegfried Holding AG ................................ 196,449
5,000 Takara Bio Inc. ......................................... 46,219
230 Tecan Group AG ....................................... 77,308
15,000 Tristel plc ................................................. 81,497
1,300 Vetoquinol SA .......................................... 107,205
950,120
INDUSTRIALS  — 12.8%
15,000 Aida Engineering Ltd. ............................... 100,462
8,000 AZ-COM MARUWA Holdings Inc. .............. 113,801
50,000 Chemring Group plc ................................. 169,289
2,000 Clarkson plc ............................................. 66,739
4,000 Iveco Group NV† ...................................... 37,262
8,000 JGC Holdings Corp. .................................. 111,156
4,000 Loomis AB ............................................... 107,651
20,000 QleanAir AB† ............................................ 63,155
769,515
CONSUMER DISCRETIONARY  — 12.4%
10,000 Beneteau SA ............................................. 120,916
9,820 Entain plc ................................................. 111,377
24,000 Genius Sports Ltd.† .................................. 127,920
Shares
Market
Value
2,200 JINS Holdings Inc. ................................... $ 46,909
75,000 Mandarin Oriental International Ltd. .......... 127,875
6,000 Raccoon Holdings Inc. .............................. 30,267
2,300 Tokyotokeiba Co. Ltd. ............................... 61,907
10,000 Zojirushi Corp. ......................................... 119,189
746,360
INFORMATION TECHNOLOGY  — 10.4%
4,000 A&D HOLON Holdings Co. Ltd. ................. 45,483
7,500 GMO internet group Inc. ........................... 115,968
20,000 NCC Group plc ......................................... 28,794
3,000 Nynomic AG† ........................................... 101,339
6,000 Optex Group Co. Ltd. ................................ 64,897
100,000 Oxford Metrics plc .................................... 110,419
6,000 PSI Software SE ....................................... 155,501
622,401
FINANCIALS  — 4.6%
17,000 Polar Capital Holdings plc ......................... 96,449
20,000 Tamburi Investment Partners SpA ............. 177,028
273,477
COMMUNICATION SERVICES  — 2.3%
5,500 Manchester United plc, Cl. A† ................... 108,845
2,000 Xilam Animation SA† ................................ 28,757
137,602
TOTAL COMMON STOCKS .................. 5,619,806
PREFERRED STOCKS  — 1.3%
HEALTH CARE  — 1.3%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 80,640
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.1%
$ 310,000 U.S. Treasury Bills,
5.386% to 5.388%††,
12/21/23 to 12/28/23 ............................ 306,197
TOTAL INVESTMENTS — 100.0%
(Cost $6,632,547) ................................. $ 6,006,643
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

The Gabelli International Small Cap Fund
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 62.3% $ 3,743,283
Japan ............................... 18.7 1,126,836
Canada .............................. 9.0 538,043
United States ........................ 5.1 306,196
Asia/Pacific ......................... 4.9 292,285
100.0% $ 6,006,643